Borrowings Under Credit Facilities (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Line of Credit Facility [Line Items]
Secured revolving credit facility	$ 2,400,000,000	$ 2,400,000,000
Number of revolving credit facilities extension options	2	2
Extension period for revolving line of credit	1 year	1 year
Additional increase in borrowing capacity amount	100,000,000	100,000,000
Outstanding borrowing under the revolving credit facility	720,000,000	745,000,000	735,000,000
Outstanding borrowing, interest rate	1.28%	1.67%	1.46%
Letters of credit	7,000,000	6,000,000	6,000,000
Commitment fee	0.125%	0.225%
Borrowing capacity available under the credit facility	1,673,000,000	1,649,000,000	1,659,000,000
Percentage of fair value and cost of property additions	85.00%	85.00%
Available bond credits	2,199,000,000	2,176,000,000
Additional potential indebtedness	1,407,000,000	1,173,000,000
Maximum indebtness amount before default		100,000,000
Maximum judgement for payment amount before default		$ 50,000,000
Discharge period		60 years
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment rate reduction under the revolving credit facility	0.275%	0.275%
Senior debt-to-capitalization ratio	0.65%
Required debt-to-capitalization ratio		1.00
Debt-to-capitalization ratio		1.00
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment rate reduction under the revolving credit facility	0.10%	0.10%
Required debt-to-capitalization ratio		0.65
Debt-to-capitalization ratio		0.45
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing, interest rate	1.325%	1.70%
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.125%	1.50%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.75%	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.00%	1.00%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.50%	0.50%
One Month LIBOR [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.00%	1.00%
One Month LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.75%	0.75%
One Month LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.00%	0.00%